Share-based compensation	6 Months Ended
Dec. 31, 2024
Share-based compensation
Share-based compensation

14.Share-based compensation

a)Description of share-based compensation arrangements

In connection with the Initial Public Offering (“IPO”) of MYT Netherlands Parent B.V. in January 2021, we adopted the 2020 Plan (MYT Netherlands Parent B.V. 2020 Omnibus Incentive Compensation Plan), under which we granted equity-based awards to selected key management members and supervisory board members on January 20, 2021. Selected key management members were granted an IPO related award package. This package consists of the “Alignment Grant” and the “Restoration Grant”. Furthermore, restricted shares were granted to supervisory board members as part of the annual plan. Additionally, the Compensation Committee of the Supervisory Board decides annually about a Long-Term Incentive Plan (LTI). As of July 1, 2021, 2022, 2023 and 2024 the LTI was granted to certain key management members consisting of restricted share units (“RSUs”) with time and performance obligations and for the LTI granted on July 1, 2023 and on July 1, 2024 certain stock options were granted to selected key management members under the new 2023 Omnibus Incentive Compensation Plan on the 8th of November 2023. Mytheresa Group established an Employee Share Purchase Plan, with the intent to encourage long-term relationship with the company and its employees. Pursuant to paragraphs 21(g) and 24 of IAS 33, as certain shares are fully vested and contingently issuable for no consideration, they are treated as outstanding and included in the calculation of both basic and diluted earnings per share.

i)	IPO Related One-Time Award Package

Alignment Grant

Under 2020 Omnibus Incentive Compensation Plan share-based payment program, options were granted to selected key management members. The options vest and become exercisable with respect to 25 % on each of the first four anniversaries of the grant date (January 20, 2021). After vesting, each option grants the right to purchase one American Depositary Share (each, an “ADS”) at a predefined exercise price per share. The vested options can be exercised up to 10 years after the grant date. The granted options are divided into three different tranches which have varying exercise prices. Overall, 6,478,761 options were granted to 21 key management members. The amount recognized as share-based compensation expense under this program is based on a weighted average historical share price of 31 USD. Please also refer to the section titled, “b) Measurement of fair values”.

Restoration Grant

Under 2020 Omnibus Incentive Compensation Plan share-based payment program, phantom shares were granted to selected key management members. Each phantom share represents the right of the grantee to receive one ADS in exchange for a phantom share. The granted phantom share vested immediately on the grant date and can be converted into an ADS at any time but are subject to transfer restrictions after conversion. Up to 25% of the granted phantom shares can be transferred after conversion at any time after the second anniversary of the grant date. The remaining 75% of the granted phantom shares can be transferred after conversion if certain conditions are met or at the fourth anniversary of the grant date at latest. The phantom shares can be converted into ADSs up to 10 years after the grant date. Overall, 1,875,677 phantom shares were granted to 21 key management members. The amount recognized as share-based compensation expense under this program is based on a weighted average historical share price of 31 USD. Please also refer to b) Measurement of fair values.

The following table summarizes the main features of the one-time award package:

Type of arrangement	Alignment Award	Restoration Award
Type of Award	Share Options	Phantom Shares
Date of first grant	January 20, 2021	January 20, 2021
Number granted	6,478,761	1,875,677
Vesting conditions	25% graded vesting of the granted share options in each of the next four years of service from grant date	The restoration awards are fully vested on the Grant Date.

ii)	Annual Plan

Supervisory Board Members Plan

On May 8, 2023, 67,264 RSUs were granted to four Supervisory Board Members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the deemed value of award on grant date. The total number of RSU’s vested on May 8, 2024. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 4.46, the closing share price of the grant date.

On September 5, 2023, 11,478 RSUs were granted to one Supervisory Board Member. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the deemed value of award on grant date. The total number of RSU’s vested on September 5, 2024. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 3.63, the closing share price of the grant date.

On November 8, 2023, 149,147 RSUs were granted to five Supervisory Board Members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the deemed value of award on grant date. The total number of RSU’s vested on November 8, 2024. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 3.52, the closing share price of the day before the grant date.

The following table summarizes the main features of the annual plan:

Type of arrangement	Supervisory Board Members plan
Type of Award	Restricted Shares / Restricted Share Units
Date of first grant	May 8, 2023	September 5, 2023	November 8, 2023
Number granted	67,264	11,478	149,147
Vesting conditions	The restricted share Units vested in full on May 8, 2024	The restricted share Units are vested in full on September 5, 2024	The restricted share Units are vested in full on November 8, 2024

Long-Term Incentive Plan

On July 1, 2021, 171,164 restricted share units (“RSUs”) were granted to selected key management members. RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the deemed value of award on grant date. Out of the granted RSUs, 62,217 RSUs; “time-vesting RSUs” will be subject to a time-based vesting and 108,947 RSUs; “non-market performance RSUs” will be subject to a time and performance-based vesting. One-third (1/3) of the time-vesting RSUs awarded vested in substantially equal installments on each of June 30, 2022, June 30, 2023 and June 30, 2024, subject to continued service on such vesting dates.

The non-market performance RSUs vested after 3 years on June 30, 2024 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. The performance condition is based upon the three-year cumulative gross profit target. Potential award levels range from 25-200% of the grant depending on the achievement of a gross profit target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 30.68 for 170,221 RSUs and USD 22.38 for 943 RSUs, the closing share price of the grant date.

On July 1, 2022, 674,106 RSUs were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the deemed value of award on grant date. Out of the granted RSUs, 255,754 RSUs; “time-vesting RSUs” will be subject to a time-based vesting and 418,352 RSUs; “non-market performance RSUs” will be subject to a time and performance-based vesting. One-third (1/3) of the time-vesting RSUs awarded will vest in substantially equal installments on each of June 30, 2023, June 30, 2024 and June 30, 2025, subject to continued service on such vesting dates.

The non-market performance RSUs will vest after 3 years on June 30, 2025 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. The performance condition is based upon the three-year cumulative gross profit target. Potential award levels range from 25-200% of the grant depending on the achievement of a gross profit target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 9.68 for 674,106 RSUs.

On July 1, 2023, 3,113,125 RSUs were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the deemed value of award on grant date. As the LTI awarded on July 1, 2023 was subject to approval by the shareholders, the grant date was the date of the Annual General Meeting (AGM) when approval was obtained on November 8, 2023. Out of the granted RSUs, 1,696,022 RSUs; “time-vesting RSUs” will be subject to a time-based vesting and 1,417,103 RSUs; “non-market performance RSUs” will be subject to a time and performance-based vesting. One-third (1/3) of the time-vesting RSUs awarded will vest in substantially equal installments on each of June 30, 2024, June 30, 2025 and June 30, 2026, subject to continued service on such vesting dates.

The non-market performance RSUs will vest after 3 years on June 30, 2026 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. Potential award levels range from 25-200% of the grant depending on the achievement of a GMV growth and an adjusted EBITDA margin target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 3.41 for 3,113,125 RSUs, which was approved in the AGM on November 8, 2023.

On July 1,2023, 2,923,280 stock options were granted to selected key management members. One third (1/3) of the options vest and become exercisable on each on the first three anniversaries of the service commencement date. After vesting, each option grants the right to purchase one share at a price of USD 4.00. The vested options can be exercised up to 10 years after the service commencement date. The granted options are divided into three different tranches which have varying grant date fair values. As the stock options awarded on July 1, 2023 were subject to approval by the shareholders, the grant date is the date of the AGM when approval was obtained on November 8, 2023.

Additionally, on December 15, 2023, 682,021 stock options were granted, with service commencement date July 1, 2023 on similar terms to same selected key management members. One third (1/3) of the options vest and become exercisable on each on the first three anniversaries of the service commencement date. After vesting, each option grants the right to purchase one share at a price of USD 4.00. The vested options can be exercised up to 10 years after the service commencement date. The granted options are divided into three different tranches which have varying grant date fair values.

On July 1, 2024, 2,295,434 RSUs were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the deemed value of award on grant date. Out of the granted RSUs, 1,252,241 RSUs; “time-vesting RSUs” will be subject to a time-based vesting and 1,043,193 RSUs; “non-market performance RSUs” will be subject to a time and performance-based vesting. One-third (1/3) of the time-vesting RSUs awarded will vest in substantially equal installments on each of June 30, 2025, June 30, 2026 and June 30, 2027, subject to continued service on such vesting dates.

The non-market performance RSUs will vest after 3 years on June 30, 2027 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. Potential award levels range from 25-200% of the grant depending on the achievement of a GMV growth and an adjusted EBITDA margin target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 5.07 for 2,295,434 RSUs.

On July 1, 2024, 3,277,477 stock options were granted to selected key management members. One third (1/3) of the options vest and become exercisable on each on the first three anniversaries of the service commencement date. After vesting, each option grants the right to purchase one share at a price of USD 5.07. The vested options can be exercised up to 10 years after the service commencement date. The granted options are divided into three different tranches which have varying grant date fair values.

On October 1, 2024, 102,740 time-vesting RSUs were granted to selected key management member. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of MYT Netherlands Parent B.V. upon vesting, based on the deemed value of award on grant date. The total number of RSU’s will vest on July 1, 2025. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 3.65, the closing share price of the day before the grant date.

The following table summarizes the main features of time-vesting RSUs under the annual plan:

Type of	Key Management Members
arrangement	Long-Term Incentive Plan
Type of Award	Time-vesting RSUs
Service commencement date	July 1, 2021	July 1, 2022	July 1, 2023	July 1, 2024	Oct. 1, 2024
Grant date	July 1, 2021	July 1, 2022	Nov. 8, 2023	July 1, 2024	Oct. 1, 2024
Number granted	62,217	255,754	1,696,022	1,252,241	102,740
Vesting conditions	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Vest in full on July 1, 2025

The following table summarizes the main features non-market performance RSUs and stock option awards under the annual plan:

Type of	Key Management Members
arrangement	Long-Term Incentive Plan
Type of Award	Non-market performance RSUs				Stock options
Service commencement date	July 1, 2021	July 1, 2022	July 1, 2023	July 1, 2024	July 1, 2023	July 1, 2024
Grant date	July 1, 2021	July 1, 2022	Nov. 8, 2023	July 1, 2024	Various dates[1]	July 1, 2024
Number granted	108,947	418,352	1,417,103	1,043,193	3,605,301	3,277,477
Vesting conditions	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.
(1)	The award is composed of 2 separate grants: 2,923,280 options granted and approved on November 8, 2023 and additional 682,021 options granted on December 15, 2023. Both grants are part of the same award and subject to the same conditions.

Employee Share Purchase Program (ESPP)

On May 29, 2023, the Company commenced its first open enrollment period for its Employee Share Purchase Program (“ESPP”), which was approved by the shareholders on October 27, 2022, at the Company’s annual general meeting. The objective of the ESPP is to allow employees of the Company (or any of its subsidiaries) to participate in the growth of the Company and to promote long-term corporate engagement by offering eligible employees the opportunity to acquire American Depositary Shares representing shares in the capital of the Company, at a discount, subject to the terms of the ESPP. The discount is fixed to one-fourth of the investment by the participant. The discount is implemented by increasing the number of shares with one-third (e.g. a participant receives four ADSs for the price of three ADSs). The expense that was recorded in equity, displaying the contribution of Mytheresa to the employees, amounted to €28 thousand. 29,641 shares were issued in the program. The grant date fair value amounts to USD 4.00.

On May 17, 2024 the Company commenced its second open enrollment period for its Employee Share Purchase Program. The expense that was recorded in equity, displaying the contribution of Mytheresa to the employees, amounted to €18 thousand. 13,149 shares were issued in the program. The grant date fair value amounts to USD 6.00.

b)Measurement of fair values

Alignment Grant

The fair value of the employee share options has been measured using the Black-Scholes formula. The inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans were as follows.

Black Scholes Model - Weighted Average Values	Tranche I		Tranche II		Tranche III
Weighted average fair value	$25.42		$22.93		$20.68
Exercise price	$5.79		$8.68		$11.58
Weighted average share price	$31.00		$31.00		$31.00
Expected volatility	60%		60%		60%
Expected life	2.32	years	2.32	years	2.32	years
Risk free rate	0.0%		0.0%		0.0%
Expected dividends	—		—		—

Expected volatility has been based on an evaluation of the historical volatility of publicly traded peer companies, particularly over the historical period commensurate with the expected term.

Stock Options from Long-Term Incentive Plan

The fair value of the employee share options has been measured using the Black-Scholes formula. The inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans were as follows.

	Grant date		Grant date		Grant date
Black Scholes Model - Weighted Average Values	November 8, 2023		December 15, 2023		July 1, 2024
Weighted average fair value	$0.64		$0.65		$1.82
Exercise price	$4.00		$4.00		$5.07
Weighted average share price	$3.41		$3.55		$5.07
Expected volatility	45.83%		45.32%		64.47%
Expected life	1.65	years	1.55	years	1.97	years
Risk free rate	3.00%		2.37%		2.88%
Expected dividends	—		—		—

For the options granted before June 30, 2024, expected volatility has been based on an evaluation of the historical volatility of publicly traded peer companies, particularly over the historical period commensurate with the expected term.

For the options granted after June 30, 2024, expected volatility has been based on an evaluation of the historical volatility of the Company’s own shares, particularly over the historical period commensurate with the expected term.

Restoration Grant

As the phantom shares granted under the Restoration Award are not subject to an exercise price, the grant date fair value amounts to USD 31, the closing share price on the first trading day.

c)Share-based compensation expense recognized

Amounts recognized for share based payment programs were as follows:

	Six Months Ended
	December 31,
(in € thousands)	2023	2024
Classified within capital reserve (beginning of year)	158,453	175,591
Expense related to:	11,336	9,576
Share Options (Alignment Grant)	8,790	3,787
Share Options (LTI)	478	1,805
Restricted Shares	—	181
Restricted Share Units	2,068	3,803
Classified within capital reserve (end of year)	169,789	185,167

During the six months ended December 31, 2024, the Company withheld 13,787 shares to cover tax obligations related to the vesting of RSUs. The total value of the shares withheld was €66 thousand which was based on the market price of the Company’s shares on the vesting date.

d)	Reconciliation of outstanding share options

The number and weighted-average exercise prices of share options under the share option programs described under the Alignment award were as follows.

	Alignment award
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2023	6,197,415	8.55
forfeited	—	N/A
exercised	—	N/A
December 31, 2023	6,197,415	8.55

June 30, 2024	6,063,090	8.57
forfeited	(21,165)	11.58
exercised	—	N/A
December 31, 2024	6,041,925	8.56

The range of exercise prices for the share options outstanding as of December 31, 2024 is between 5.79 USD and 11.58 USD. The average remaining contractual life is 6.06 years.

The number and weighted-average exercise prices of share options under the share option programs described in Long-Term Incentive Plan for share options were as follows.

	Share Options under the Long-Term
	Incentive Plan
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2023	—	—
forfeited	—	N/A
granted	3,597,828	4.00
December 31, 2023	3,597,828	4.00

June 30, 2024	3,309,066	4.00
exercised	(6,508)	4.00
granted	3,277,477	5.07
December 31, 2024	6,580,035	4.53

The range of exercise prices for the share options outstanding as of December 31, 2024 is between 4.00 USD and 5.07 USD. The average remaining contractual life is 9 years.